DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of foreign exchange hedge transactions	$ 2,909	$ 342
Fair value of foreign exchange hedge transactions	(135)	18
Total derivatives designated as hedging instruments	$ 2,774	$ 360